Fair Value of Credit Substitutes by Type of Instrument (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Schedule of Available-for-sale Securities [Line Items]
Fair Value	₨ 4,878,844.0	$ 59,360.6	₨ 4,388,563.1
Debt securities, other than asset and mortgage-backed securities | Credit Substitutes
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	511,161.4	6,219.3	578,922.3
Fair Value	503,187.8	$ 6,122.3	583,020.2
Debt securities, other than asset and mortgage-backed securities | Credit Substitutes | Debentures
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	510,880.4		577,377.0
Fair Value	503,187.6		581,551.5
Debt securities, other than asset and mortgage-backed securities | Credit Substitutes | Preference shares
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	281.0		77.1
Fair Value	0.2		0.5
Debt securities, other than asset and mortgage-backed securities | Credit Substitutes | Commercial paper
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0.0		1,468.2
Fair Value	₨ 0.0		₨ 1,468.2